Commitments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Commitments [Abstract]
Capital expenditure on intangibles and property, plant and equipment	$ 550	$ 783	$ 755
Minimum lease rentals payables for short term leases and leases of low-value assets	19	23	45
Total future cash outflow for leases that had not yet commenced and not recognised as lease liabilities	$ 1	$ 3	$ 14